Fees Summary	Nov. 20, 2025 MXN ($)	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering		$ 572,732,677
Previously Paid Amount		0
Total Fee Amount		79,094.38
Total Offset Amount		$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is Ps.10,000,000,000.	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is Ps.10,000,000,000.
Net Fee		$ 79,094.38
Narrative - Max Aggregate Offering Price	$ 10,000,000,000
Final Prospectus	true	true